Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Summary of property and equipment
	June 30, 2020	December 31, 2019
Plant and machinery	$1,888,430	$1,915,160
Automobiles	135,450	137,367
Office and computer equipment	22,372	22,689
Total property and equipment	2,046,252	2,075,216
Less: Accumulated depreciation	(1,773,920)	(1,418,376)
Property and equipment, net	$272,332	$656,840